Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income
Loans, including fees	$ 11,551	$ 10,737	$ 23,392	$ 21,149	$ 43,361	$ 38,406	$ 39,396
Securities, taxable	1,987	1,796	4,196	3,529	7,634	7,204	6,294
Securities, nontaxable	332	265	660	455	1,057	839	828
Federal funds sold and other	510	169	994	266	976	345	327
Total interest and dividend income	14,380	12,967	29,242	25,399	53,028	46,794	46,845
Interest expense
Deposits	1,670	1,090	3,277	2,126	4,926	4,084	4,382
Federal funds purchased and retail repurchase agreements	14	14	26	30	61	75	92
Federal Home Loan Bank advances	345	88	677	126	495	345	494
Bank stock loan		149		300	641	295
Subordinated debentures	157	160	310	318	643	634	642
Total interest expense	2,186	1,501	4,290	2,900	6,766	5,433	5,610
Net interest income	12,194	11,466	24,952	22,499	46,262	41,361	41,235
Provision for loan losses	532	605	1,255	1,330	3,047	1,200	2,583
Net interest income after provision for loan losses	11,662	10,861	23,697	21,169	43,215	40,161	38,652
Non-interest income
Service charges and fees	807	615	1,586	1,170	2,708	2,737	3,063
Debit card income	728	540	1,405	981	2,161	1,462	1,336
Mortgage banking	335	375	577	578	1,088	894	701
Increase in value of bank owned life insurance	246	231	497	466	957	960	953
Net gain on acquisition					682
Net gain from securities transactions	59	2	479	370	756	986	500
Other	277	285	606	880	1,450	1,635	1,339
Total non-interest income	2,452	2,048	5,150	4,445	9,802	8,674	7,892
Non-interest expense
Salaries and employee benefits	5,246	4,862	10,458	9,584	19,202	19,621	17,776
Net occupancy and equipment	1,068	1,020	2,162	2,126	4,155	4,536	4,572
Data processing	869	727	1,707	1,381	2,939	2,530	2,437
Professional fees	568	441	1,017	912	2,086	2,279	1,811
Advertising and business development	330	277	548	568	1,199	1,057	952
Telecommunications	287	198	518	379	811	755	793
FDIC insurance	255	175	513	351	840	727	922
Courier and postage	158	126	303	263	544	562	552
Amortization of core deposit intangible	86	61	173	121	275	363	487
Loan expense	168	118	260	178	388	327	366
Other real estate owned	(58)	56	8	121	287	21	1,125
Loss on debt extinguishment			58	316	316
Merger expenses					1,691
Other	964	966	1,905	1,745	3,842	2,867	3,344
Total non-interest expense	9,941	9,027	19,630	18,045	38,575	35,645	35,137
Income before income taxes	4,173	3,882	9,217	7,569	14,442	13,190	11,407
Provision for income taxes	1,327	1,313	2,931	2,559	4,142	4,203	3,534
Net income	2,846	2,569	6,286	5,010	10,300	8,987	7,873
Dividends and discount accretion on preferred stock		(43)	(1)	(86)	(177)	(708)	(978)
Net income allocable to common stockholders	$ 2,846	$ 2,526	$ 6,285	$ 4,924	$ 10,123	$ 8,279	$ 6,895
Basic earnings per share	$ 0.35	$ 0.40	$ 0.77	$ 0.79	$ 1.55	$ 1.31	$ 0.93
Diluted earnings per share	$ 0.34	$ 0.40	$ 0.75	$ 0.78	$ 1.54	$ 1.30	$ 0.92